CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	3 Months Ended
Nov. 30, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of warrants	$ 1
Issuance of Shares	$ 1